Initial Public Offering (Details) - $ / shares	Nov. 27, 2024	Dec. 31, 2025
Public Warrant [Member]
Initial Public Offering [Line Items]
Exercise price (in Dollars per share)		$ 0.01
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of ordinary shares	1
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of ordinary shares	1
Exercise price (in Dollars per share)	$ 11.5
Class A Ordinary Shares [Member] | Public Warrant [Member]
Initial Public Offering [Line Items]
Number of ordinary shares	1
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Sold units	17,500,000
Initial Public Offering [Member] | Public Warrant [Member]
Initial Public Offering [Line Items]
Exercise price (in Dollars per share)	$ 10